LONG-TERM BONDS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)
Long-term Debt, Fiscal Year Maturity [Abstract]
Total	$ 5,239	$ 8,473
Bonds [Member] | Series A Bonds [Member]
Gross amount			$ 15,700
Interest rate			6.70%	6.70%
Debt issuance costs	102	$ 384
Long-term Debt, Fiscal Year Maturity [Abstract]
2019 (current maturity)	2,667
2020	2,667
2021	2,572
Total	$ 5,239
Bonds [Member] | Series A Bonds [Member] | Shekels [Member]
Gross amount | ₪				₪ 60,000